Investment Securities	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Investment Securities

note 3. INVESTMENT SECURITIES

Substantially all of our investment securities are classified as available-for-sale. These comprise mainly investment-grade debt securities supporting obligations to annuitants, policyholders in our run-off insurance operations and supporting obligations to holders of guaranteed investment contracts (GICs) in Trinity and investments held in our CLL business collateralized by senior secured loans of high-quality, middle-market companies in a variety of industries. We do not have any securities classified as held-to-maturity.

	2014				2013
		Gross	Gross			Gross	Gross
	Amortized	unrealized	unrealized	Estimated	Amortized	unrealized	unrealized	Estimated
December 31 (In millions)	cost	gains	losses	fair value	cost	gains	losses	fair value

GE
Debt
U.S. corporate	$12	$-	$-	$12	$21	$14	$-	$35
Corporate – non-U.S.	1	-	-	1	13	-	(1)	12
Equity
Available-for-sale	69	4	(2)	71	302	9	(41)	270
Trading	-	-	-	-	6	-	-	6
	82	4	(2)	84	342	23	(42)	323

GECC
Debt
U.S. corporate	19,889	3,967	(69)	23,787	19,600	2,323	(217)	21,706
State and municipal	5,181	624	(56)	5,749	4,245	235	(191)	4,289
Residential mortgage-backed(a)	1,578	153	(6)	1,725	1,819	139	(48)	1,910
Commercial mortgage-backed	2,903	170	(10)	3,063	2,929	188	(82)	3,035
Asset-backed	8,084	9	(175)	7,918	7,373	60	(46)	7,387
Corporate – non-U.S.	1,021	115	(1)	1,135	1,285	96	(8)	1,373
Government – non-U.S.	1,646	152	(2)	1,796	2,336	81	(7)	2,410
U.S. government and federal
agency	1,957	56	-	2,013	752	45	(27)	770
Retained interests	16	1	-	17	20	1	-	21
Equity
Available-for-sale	197	58	(1)	254	195	37	(3)	229
Trading	21	-	-	21	72	-	-	72
	42,493	5,305	(320)	47,478	40,626	3,205	(629)	43,202

Eliminations	(4)	-	-	(4)	(5)	-	-	(5)
Total	$42,571	$5,309	$(322)	$47,558	$40,963	$3,228	$(671)	$43,520

(a) Substantially collateralized by U.S. mortgages. At December 31, 2014, $1,191 million related to securities issued by government-sponsored entities and $534 million related to securities of private-label issuers. Securities issued by private-label issuers are collateralized primarily by pools of individual direct mortgage loans of financial institutions.

The fair value of investment securities increased to $47,558 million at December 31, 2014, from $43,520 million at December 31, 2013, primarily due to purchases of U.S. government and federal agency securities at Synchrony Financial, and higher net unrealized gains in U.S. corporate and State and municipal securities driven by lower interest rates in the U.S.

ESTIMATED FAIR VALUE AND GROSS UNREALIZED LOSSES OF AVAILABLE-FOR-SALE INVESTMENT
SECURITIES

	In loss position for
	Less than 12 months		12 months or more
		Gross		Gross
	Estimated	unrealized	Estimated	unrealized
December 31 (In millions)	fair value(a)	losses(a)(b)	fair value	losses(b)

2014
Debt
U.S. corporate	$554	$(16)	$836	$(53)
State and municipal	81	(1)	348	(55)
Residential mortgage-backed	30	-	159	(6)
Commercial mortgage-backed	165	(1)	204	(9)
Asset-backed	7,493	(158)	77	(17)
Corporate – non-U.S.	42	(1)	3	-
Government – non-U.S.	677	(2)	14	-
U.S. government and federal agency	705	-	1	-
Equity	18	(3)	-	-
Total	$9,765	$(182)	$1,642	$(140)	(c)

2013
Debt
U.S. corporate	$2,170	$(122)	$598	$(95)
State and municipal	1,076	(82)	367	(109)
Residential mortgage-backed	232	(11)	430	(37)
Commercial mortgage-backed	396	(24)	780	(58)
Asset-backed	112	(2)	359	(44)
Corporate – non-U.S.	108	(4)	170	(5)
Government – non-U.S.	1,479	(6)	42	(1)
U.S. government and federal agency	229	(27)	254	-
Retained interests	2	-	-	-
Equity	253	(44)	-	-
Total	$6,057	$(322)	$3,000	$(349)

Includes the estimated fair value of and gross unrealized losses on Corporate-non-U.S. and Equity securities held by GE. At December 31, 2014, there were no Corporate-non-U.S. securities held by GE in a loss position. At December 31, 2014, the estimated fair value of and gross unrealized losses on Equity securities were $4 million and $(2) million, respectively. At December 31, 2013, the estimated fair value of and gross unrealized losses on Corporate-non-U.S. securities were $12 million and $(1) million, respectively. At December 31, 2013 the estimated fair value of and gross unrealized losses on Equity securities were $222 million and $(41) million, respectively.

(b) Included gross unrealized losses related to securities that had other-than-temporary impairments previously recognized of an insignificant amount at December 31, 2014.

(c) The majority relate to debt securities held to support obligations to holders of GICs and more than 70% are debt securities that were considered to be investment-grade by the major rating agencies at December 31, 2014.

We regularly review investment securities for other-than-temporary impairment (OTTI) using both qualitative and quantitative criteria. For debt securities, our qualitative review considers our ability and intent to hold the security and the financial condition of and near-term prospects for the issuer, including whether the issuer is in compliance with the terms and covenants of the security. Our quantitative review considers whether there has been an adverse change in expected future cash flows. Unrealized losses are not indicative of the amount of credit loss that would be recognized and at December 31, 2014 are primarily due to increases in market yields subsequent to our purchase of the securities. We presently do not intend to sell the vast majority of our debt securities that are in an unrealized loss position and believe that it is not more likely than not that we will be required to sell the vast majority of these securities before anticipated recovery of our amortized cost. The methodologies and significant inputs used to measure the amount of credit loss for our investment securities during 2014 have not changed. For equity securities, we consider the duration and the severity of the unrealized loss. We believe that the unrealized loss associated with our equity securities will be recovered within the foreseeable future.

Our corporate debt portfolio comprises securities issued by public and private corporations in various industries, primarily in the U.S. Substantially all of our corporate debt securities are rated investment grade by the major rating agencies.

Our RMBS portfolio is collateralized primarily by pools of individual, direct mortgage loans, of which substantially all are in a senior position in the capital structure of the deals, not other structured products such as collateralized debt obligations. Of the total RMBS held at December 31, 2014, $1,191 million and $534 million related to agency and non-agency securities, respectively. Additionally, $287 million was related to residential subprime credit securities, primarily supporting our guaranteed investment contracts. Substantially all of the subprime exposure is related to securities backed by mortgage loans originated in 2006 and prior. A majority of subprime RMBS have been downgraded to below investment grade and are insured by Monoline insurers (Monolines). We continue to place partial reliance on Monolines with adequate capital and claims paying resources depending on the extent of the Monoline’s anticipated ability to cover expected credit losses.

Our commercial mortgage-backed securities (CMBS) portfolio is collateralized by both diversified pools of mortgages that were originated for securitization (conduit CMBS) and pools of large loans backed by high-quality properties (large loan CMBS), a majority of which were originated in 2007 and prior. The vast majority of the securities in our CMBS portfolio have investment-grade credit ratings.

Our asset-backed securities (ABS) portfolio is collateralized by senior secured loans of high-quality, middle-market companies in a variety of industries, as well as a variety of diversified pools of assets such as student loans and credit cards. The vast majority of the securities in our ABS portfolio are in a senior position in the capital structure of the deals.

PRE-TAX, OTHER-THAN-TEMPORARY IMPAIRMENTS ON INVESTMENT SECURITIES

(In millions)	2014	2013	2012

Total pre-tax, OTTI recognized	$322	$756	$190
Pre-tax, OTTI recognized in AOCI	(4)	(31)	(52)
Pre-tax, OTTI recognized in earnings(a)	$318	$725	$138

(a) Included pre-tax, other-than-temporary impairments recorded in earnings related to equity securities of $221 million, $15 million and $37 million in 2014, 2013 and 2012, respectively

CHANGES IN CUMULATIVE CREDIT LOSS IMPAIRMENTS RECOGNIZED ON DEBT SECURITIES STILL HELD

(In millions)	2014	2013	2012

Cumulative credit loss impairments recognized, beginning of period	$1,021	$459	$557
Credit loss impairments recognized on securities not previously impaired	4	388	26
Incremental credit loss impairments recognized
on securities previously impaired	4	294	40
Less credit loss impairments previously recognized on securities sold
during the period or that we intend to sell	304	120	164
Cumulative credit loss impairments recognized, end of period	$725	$1,021	$459

CONTRACTUAL MATURITIES OF INVESTMENT IN AVAILABLE-FOR-SALE DEBT SECURITIES
(EXCLUDING MORTGAGE-BACKED AND ASSET-BACKED SECURITIES)

	Amortized	Estimated
(In millions)	cost	fair value

Due
Within one year	$2,477	$2,491
After one year through five years	3,411	3,662
After five years through ten years	5,158	5,572
After ten years	18,661	22,768

We expect actual maturities to differ from contractual maturities because borrowers have the right to call or prepay certain obligations.

GROSS REALIZED GAINS AND LOSSES ON AVAILABLE-FOR-SALE INVESTMENT SECURITIES

(In millions)	2014	2013	2012

GE
Gains	$3	$1	$-
Losses, including impairments	(218)	(20)	(1)
Net	(215)	(19)	(1)

GECC
Gains	122	188	174
Losses, including impairments	(113)	(721)	(206)
Net	9	(533)	(32)
Total	$(206)	$(552)	$(33)

Although we generally do not have the intent to sell any specific securities at the end of the period, in the ordinary course of managing our investment securities portfolio, we may sell securities prior to their maturities for a variety of reasons, including diversification, credit quality, yield and liquidity requirements and the funding of claims and obligations to policyholders. In some of our bank subsidiaries, we maintain a certain level of purchases and sales volume principally of non-U.S. government debt securities. In these situations, fair value approximates carrying value for these securities.

Proceeds from investment securities sales and early redemptions by issuers totaled $6,434 million, $19,108 million and $12,647 million in 2014, 2013 and 2012, respectively, principally from sales of short-term government securities in our bank subsidiaries and redemptions of non-U.S. corporate and asset-backed securities in our CLL business. The 2013 amount also included proceeds from the sale of Comcast guaranteed debt and short-term securities in our Treasury operations.

We recognized pre-tax gains (losses) on trading securities of $10 million, $48 million and $22 million in 2014, 2013 and 2012, respectively.